ROPES & GRAY LLP
1211 AVENUE OF THE AMERICAS
NEW YORK, NY 10036-8704
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October 20, 2021	Matthew C. Micklavzina
T +1 212 841 8849
matthew.micklavzina@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	MassMutual Access℠ Private Markets Opportunities Fund

Ladies and Gentlemen:

We are filing today via EDGAR, pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 on behalf of MassMutual Access℠ Private Markets Opportunities Fund, a Delaware statutory trust (the “Fund”).

No fees are required in connection with this filing.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (212) 841-8849.

Very truly yours,

/s/ Matthew C. Micklavzina
Matthew C. Micklavzina

cc:	Jill Nareau Robert
Andrew M. Goldberg
Elizabeth J. Reza
Gregory C. Davis